COMMITMENTS	12 Months Ended
Feb. 28, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
NOTE 9 - COMMITMENTS

Leases

On May 1, 2008, we entered into a lease for a facility of approximately 25,500 square feet. The lease is for a term of five years, has an option to extend for five years, and carries a base rent of $30,120. We have not yet  moved our manufacturing operations into this facility and are continuing manufacturing operations at our old facility. We are currently on a month to month lease in that facility. In December 2009, we entered into a lease for a facility in Georgia of approximately 8,000 square feet. The lease is for a term of three years, has an option to extend for three years, and currently carries a base rent of $3,090 per month increasing to $3,183 in December 2011.   In accordance with the terms of certain of the leases, the Company is responsible for common area charges.  Rent expense charged to operations amounted to $761,987 and $820,634 for the years ended February 28, 2011 and 2010, respectively.

Rent commitments for the next four years ending on February 28:

2012	$398,803
2013	390,089
2014	60,241
Total	$849,133